Other operating results net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Other operating results, net
Gain from commodity derivative financial instruments	$ 40	$ 14,683	$ 20,742
Gain / (loss) from sale of property, plant and equipment	26	224	(3,392)
Charge of impairment of trading properties	(11,940)	(25,540)	0
Impairment of property, plant and equipment	21,592	0	0
Gain / (loss) from sale of associates and joint ventures	0	3,694	(2,541)
Donations	4,015	1,748	1,627
Lawsuits and other contingencies	6,549	4,507	14,925
Interest and allowances generated by operating assets	8,466	9,924	37,787
Administration fees	2,151	1,485	829
Others	5,168	4,885	2,924
Other operating results, net	$ (38,581)	$ (6,670)	$ 39,797